NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Sep. 30, 2013 item	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash and Cash Equivalents - Non-Restricted
Cash equivalents	$ 0	$ 0
Cash	1,922,956	2,136,520	1,256,841	1,938,610
Cash and Cash Equivalents - Restricted
Percentage of unearned premium and insurance claim and policy reserves required to be maintained as cash and cash equivalents and/or investments in custodial accounts	102.00%
Amount required to be maintained with qualified financial institution, as per the agreement with Assurant	0
Investments - Restricted
Amount required per the agreement with Assurant	$ 0	$ 1,024,134
Allowance for Credit Losses
Number of components in financing receivables impairment evaluation	2
Interest Income on Finance Receivables
Installment not received on which interest accrual is suspended, period	90 days
Period for which interest due exceeds interest charges on which interest accrual is suspended	60 days
Percentage of full payment received on which interest accrual is resumed	95.00%
Minimum
Goodwill and other intangible assets
Estimated useful lives of finite intangible assets	3 years
Maximum
Goodwill and other intangible assets
Estimated useful lives of finite intangible assets	10 years